SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Provision for Warranty [Line Items]
Balance, beginning of the year	$ 544	$ 615
Warranties issued during the year	422	431
Settlements made during the year	(182)	(110)
Expirations	(180)	(392)
Balance end of year	$ 604	$ 544